Interest expense and other financial costs (Tables)	12 Months Ended
Dec. 31, 2020
Interest expense and other financial costs [Abstract]
Interest Expense and Other Financial Costs
This line at December 31, 2020, 2019 and 2018, is comprised as follows:

	2020	2019	2018
Interest on financial debt	$38,558	$69,796	$80,580
Interest expense on leasing arrangements	33,535	70,225	-
Other financial expenses	2,066	5,303	2,146
Amortization of transaction cost associated with financial debt	1,495	1,551	2,164
	$75,654	$146,875	$84,890